Financial results (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial result

		Year ended December 31,
	Notes	2024	2023	2022
Financial income
Short-term investments		328	309	440
Other		94	123	80
		422	432	520
Financial expenses
Loans and borrowings interest	11(c)	(791)	(725)	(565)
Bond premium repurchase	11(c)	(50)	(22)	(113)
Interest on supplier finance arrangements	14	(162)	(203)	(51)
Interest on REFIS		(91)	(148)	(152)
Interest on lease liabilities	25	(49)	(62)	(64)
Other		(330)	(299)	(234)
		(1,473)	(1,459)	(1,179)
Other financial items, net
Foreign exchange and indexation gains (losses), net		(1,388)	(1,643)	(975)
Participative shareholders' debentures	23	(175)	(179)	659
Financial guarantees	33(b)	-	-	481
Derivative financial instruments, net	21	(1,209)	903	1,154
Reclassification of cumulative translation adjustments to the income statement	16(a) and 17	-	-	1,608
		(2,772)	(919)	2,927
Total		(3,823)	(1,946)	2,268